OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the year ended December 31, 2020 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	185,788	—	185,788
Voyage charter revenues	606,969	406,099	1,013,068
Other income	—	22,331	22,331
Total	792,757	428,430	1,221,187

The lease and non-lease components of our revenues in the year ended December 31, 2019 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	35,433	—	35,433
Voyage charter revenues	292,720	594,775	887,495
Finance lease interest income	690	—	690
Other income	—	33,704	33,704
Total	328,843	628,479	957,322

Schedule of Contract Assets
As at December 31, 2020 and December 31, 2019, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2020	2019
Voyages in progress	27,621	26,021
Trade accounts receivable	25,615	42,104
Related party receivables	7,195	9,137
Other current assets	2,527	4,491
Total	62,958	81,753